Related Party Agreements and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Amounts Reflected in Consolidated and Combined Financial Statement of Operations and Allocations of Services
The allocations of services from Lilly, prior to IPO, to us were reflected as follows in the combined statements of operations:

	2018(1)	2017	2016
Cost of sales	$21.8	$31.8	$32.5
Research and development	2.2	2.8	2.3
Marketing, selling and administrative	81.2	117.1	110.5
Total	$105.2	$151.7	$145.3
(1) Through September 30, 2018